Funding from Group measured at amortized cost (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Funding From Group [Line Items]
Debt contributing to total loss-absorbing capacity (TLAC)	$ 87,555	$ 88,236	$ 87,036
Debt eligible as high-trigger loss-absorbing additional tier 1 capital instruments	18,656	18,325	14,585
Debt eligible as low-trigger loss-absorbing additional tier 1 capital instruments			1,245
Other	6,789	4,895	5,051
Total	113,000	111,457	107,918
Subordinated debt eligible as high-trigger loss-absorbing additional tier 1 capital instruments, subject to conversion into ordinary shares	$ 10,200	$ 10,100	$ 6,900